3. Property and Equipment	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment

At September 30, 2016 and December 31, 2015, property and equipment consisted of the following:

	September 30, 2016	December 31, 2015
Furniture and fixture	$3,908	$1,640
Computer equipment	1,029	–
Total	4,936	1,640
Less accumulated depreciation	(905)	(232)
Property and equipment, net	$4,032	$1,408

Depreciation expense for the nine months period ended September 30, 2016 and 2015 amounted to $673 and $150, respectively.

At December 31, 2015 and March 31, 2015, property and equipment consisted of the following:

	December 31, 2015	March 31, 2015
Furniture and fixture	$1,640	$–
Less accumulated depreciation	(232)	–
Property and equipment, net	$1,408	$–

Depreciation expense for the nine months period ended December 31, 2015 and 2014 amounted to $232 and $0, respectively.